Net Interest Revenue	12 Months Ended
Dec. 31, 2015
Interest Revenue (Expense), Net [Abstract]
Net Interest Revenue
Net interest revenue

The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2015	2014	2013
Interest revenue
Non-margin loans	$727	$697	$674
Margin loans	207	182	160
Securities:
Taxable	1,813	1,603	1,782
Exempt from federal income taxes	82	100	103
Total securities	1,895	1,703	1,885
Deposits with banks	104	238	279
Deposits with the Federal Reserve and other central banks	170	207	150
Federal funds sold and securities purchased under resale agreements	147	86	47
Trading assets	76	121	157
Total interest revenue	3,326	3,234	3,352
Interest expense
Deposits in domestic offices	30	29	35
Deposits in foreign offices	7	54	70
Federal funds purchased and securities sold under repurchase agreements	(6)	(13)	(16)
Trading liabilities	9	25	38
Other borrowed funds	9	6	7
Commercial paper	2	2	—
Customer payables	7	9	8
Long-term debt	242	242	201
Total interest expense	300	354	343
Net interest revenue	$3,026	$2,880	$3,009